Treasury Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Text Block Supplement [Abstract]
Ordinary shares, returned	178,475,480
Number of treasury shares (in Dollars)
Total of ordinary shares		50,223,820	178,475,480
Total of american depository shares		2,511,191
Share buyback program average price per ADS (in Dollars per share)		$ 28.2
Ordinary shares repurchased from open market			28,475,480
Ordinary shares purchased from master trend			150,000,000